Shareholders' Deficit (Details) - Schedule of stock option activities - Stock options [Member]	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Shareholders' Deficit (Details) - Schedule of stock option activities [Line Items]
Number of Options, Balance Outstanding, Beginning | shares	8,445,698
Weighted Average Exercise Price, Balance Outstanding, Beginning | $ / shares	$ 0.4
Weighted Average Remaining Contractual Term (Years), Balance Outstanding, Beginning	5 years 1 month 6 days
Aggregate Intrinsic Value, Balance Outstanding, Beginning | $	$ 48,000
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Remaining Contractual Term (Years), Granted | shares
Aggregate Intrinsic Value, Granted | $
Number of Options, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Remaining Contractual Term (Years), Forfeited | shares
Aggregate Intrinsic Value, Forfeited | $
Number of Options, Balance Outstanding, Ending | $	$ 8,445,698
Weighted Average Exercise Price, Balance Outstanding, Ending | $ / shares	$ 0.4
Weighted Average Remaining Contractual Term (Years), Balance Outstanding, Ending	4 years 3 months 29 days
Aggregate Intrinsic Value, Balance Outstanding, Ending | $	$ 2,160
Number of Options, Exercisable | shares	8,445,698
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.4
Weighted Average Remaining Contractual Term (Years), Exercisable,	4 years 3 months 29 days
Aggregate Intrinsic Value, Exercisable | $	$ 2,160